Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500

	December 31,
	2025	2024
Net assets available for benefits:
Net assets available for benefits at year-end as reported in the accompanying financial statements	$1,934,276,316	$1,765,137,394
Adjustment from contract value to current value for stable value funds	(2,864,518)	(6,649,610)
Adjustment for accrued administrative expenses payable	47,373	49,110
Net assets available at year-end per Form 5500	$1,931,459,171	$1,758,536,894

Twelve Months Ended December 31, 2025
Changes in net assets available for benefits:
Net increase prior to transfers as reported in the accompanying financial statements	$169,138,922
Changes in adjustment from fair value to contract value for stable value funds	3,785,092
Adjustment for accrued administrative expenses payable	(1,737)
Net increase per form 5500	$172,922,277